Note 14 - Convertible Notes Payable (Detail) - Convertible Notes Payable (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Convertible Notes Payable		$ 6,800,000	$ 5,753,000
Less: Debt discount			(247,000)
Ten Percent [Member]
Convertible Notes Payable	1,800,000	1,800,000	6,000,000
Six Percent [Member]
Convertible Notes Payable		$ 5,000,000